Biological assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about biological assets [line items]
Opening balance	R$ 6,275
Biological assets due to the acquisition of Agrifirma (Note 1.1)	15,635
Total balance	1,389	R$ 6,275
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	12,860	2,203
Expenditures with plantation	208,934	173,367
Biological assets due to the acquisition of Agrifirma (Note 1.1)	4,883
Expenditures with tilling
Fair value variation	84,435	18,062
Harvest of agricultural produce	(291,798)	(181,411)
Effect of conversion	1,435	639
Total balance	20,749	12,860
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	8,606
Expenditures with plantation	13,702	13,323
Biological assets due to the acquisition of Agrifirma (Note 1.1)
Expenditures with tilling
Fair value variation	1,373	2,619
Harvest of agricultural produce	(9,957)	(7,336)
Effect of conversion
Total balance	13,724	8,606
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	64,528	59,790
Expenditures with plantation
Biological assets due to the acquisition of Agrifirma (Note 1.1)
Expenditures with tilling	144,177	123,230
Fair value variation	75,861	34,511
Harvest of agricultural produce	(212,523)	(153,003)
Effect of conversion
Total balance	R$ 72,043	R$ 64,528